9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)
	2017	2016
Beginning balance	$4,503	5,674
New loans	5,879	6,048
Repayments	(6,703)	(7,219)
Ending balance	$3,679	4,503